Share-based Payment - Additional Information (Detail) - shares				12 Months Ended
	Jan. 06, 2005	Oct. 29, 2003	Jun. 25, 2002	Dec. 31, 2017
Disclosure Of Share Based Compensation Expense [line items]
Maximum term of options granted				10 years
Stock Options Granted Threshold [member] | Bottom of range [member]
Disclosure Of Share Based Compensation Expense [line items]
Voting rights percentage				50.00%
TSMC 2002 Plan [member]
Disclosure Of Share Based Compensation Expense [line items]
Stock option authorized to be granted			100,000,000
TSMC 2003 Plan [member]
Disclosure Of Share Based Compensation Expense [line items]
Stock option authorized to be granted		120,000,000
TSMC 2004 Plan [member]
Disclosure Of Share Based Compensation Expense [line items]
Stock option authorized to be granted	11,000,000